Exchangeable Securities - Schedule of Exchangeable Securities (Details) - CAD ($) $ in Millions	Oct. 30, 2020	May 01, 2019	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total exchangeable securities			$ 3,475	$ 2,423
Brookfield Renewable Partners | Investment Agreement
Disclosure of detailed information about borrowings [line items]
Investment in tranche	$ 400	$ 350
7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of detailed information about borrowings [line items]
Exchangeable debentures – due May 1, 2039			$ 350	$ 350
Interest		7.00%	7.00%	7.00%
Exchangeable preferred shares			$ 400	$ 400
Total exchangeable securities			750	750
Cost | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of detailed information about borrowings [line items]
Exchangeable debentures – due May 1, 2039			339	335
Exchangeable preferred shares			400	400
Total exchangeable securities			$ 739	$ 735